PENSION PLANS AND POSTRETIREMENT BENEFITS - Assumptions and sensitivity analysis (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($) Y	Dec. 31, 2017 CAD ($) Y	Dec. 31, 2016 Y
Disclosure of net defined benefit liability (asset)
Expected employer contributions in 2019	$ 32.6
Benefit obligations
Percentage increase of discount rate (as a percent)	0.10%
Actuarial assumption discount rate
Current periodic costs
Assumed average retirement age | Y	62	62	62
Assumed health care cost trend rate (as a percent)	7.90%
Assumed health care cost trend rate after ten years (as a percent)	5.10%
Plan assets
Disclosure of net defined benefit liability (asset)
Employer contributions	$ 35.7
Pension defined benefit plans
Benefit obligations
Decrease of retirement benefit obligation due to increase of actuarial assumption of 10 basis points in discount rate	$ 17.4
Pension defined benefit plans | Actuarial assumption discount rate
Benefit obligations
Discount rate, current year (as a percent)	3.90%	3.50%	3.90%
Rate of compensation increase, current year (as a percent)	3.00%	3.00%	3.00%
Current periodic costs
Discount rate, preceding year (as a percent)	3.50%	3.90%	4.00%
Rate of compensation increase, preceding year (as a percent)	3.00%	3.00%	3.00%
Pension defined benefit plans | Plan assets
Disclosure of net defined benefit liability (asset)
Employer contributions	$ 34.0	$ 35.5
Postretirement defined benefit plans
Benefit obligations
Decrease of retirement benefit obligation due to increase of actuarial assumption of 10 basis points in discount rate	1.5
Postretirement defined benefit plans | Plan assets
Disclosure of net defined benefit liability (asset)
Employer contributions	$ 1.7	$ 1.9